Premises and Equipment (Schedule of Premises and Equipment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 16,588	$ 16,330
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(10,116)	(9,596)
Property, Plant and Equipment, Net, Total	6,472	6,734
Depreciation Premises and Equipment	551	572	$ 594
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,316	2,275
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,857	9,723
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 4,415	$ 4,332